Debt Obligations - Schedule of Principal Payment of Long Term Debt (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Principal Payment of Long Term Debt [Line Items]
Total	$ 0	$ 397,128,000
SOLV Energy Holdings LLC [Member]
Schedule of Principal Payment of Long Term Debt [Line Items]
Total		397,128	$ 369,017
SOLV Energy Holdings LLC [Member] | Amended Credit Agreement [Member]
Schedule of Principal Payment of Long Term Debt [Line Items]
2026		4,063
2027		4,063
2028		4,063
2029		389,002
Long-term debt, gross		401,191
Less: unamortized issuance costs		(6,705)
Total		$ 394,486